Pensions and other post-retirement benefits - Results of the most recent actuarial valuations (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ 715	£ (953)	£ (218)
Section A of NGUKPS
Disclosure of defined benefit plans [line items]
Market value of plan assets at latest valuation			6,551
Actuarial value of benefits due to members			£ 6,502
Market value as percentage of benefits			101.00%
Funding surplus/(deficit)			£ 49
Section B of NGUKPS
Disclosure of defined benefit plans [line items]
Market value of plan assets at latest valuation			5,765
Actuarial value of benefits due to members			£ 5,831
Market value as percentage of benefits			99.00%
Funding surplus/(deficit)			£ (66)
NGEG of ESPS
Disclosure of defined benefit plans [line items]
Market value of plan assets at latest valuation			3,144
Actuarial value of benefits due to members			£ 3,381
Market value as percentage of benefits			93.00%
Funding surplus/(deficit)			£ (237)